ALLIANCE
              ---------------------------------------------------
                                VARIABLE PRODUCTS
              ---------------------------------------------------
                                   SERIES FUND
              ---------------------------------------------------
                                U.S. GOVERNMENT/
              ---------------------------------------------------
                              HIGH GRADE SECURITIES
              ---------------------------------------------------
                                    PORTFOLIO
              ---------------------------------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2002

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                                  Principal
                                                    Amount
                                                    (000)           U.S. $ Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT/AGENCY
   OBLIGATIONS-62.9%
FEDERAL AGENCIES-41.4%
Federal Home Loan Mortgage
   Corp.
   5.50%, 9/15/11 ........................           $    300        $   303,099
   7.00%, 7/15/32 ........................              3,970          4,111,451
Federal National Mortgage
   Association
   6.00%, 7/25/32 ........................              4,845          4,832,888
   6.50%, 9/01/31 ........................                926            943,677
   6.50%, 11/01/31 .......................              5,033          5,130,162
   6.50%, 11/01/31 .......................                 10              9,854
   6.50%, 12/01/31 .......................                432            440,113
   6.50%, 12/01/31 .......................                287            293,002
   6.50%, 12/01/31 .......................                764            778,853
   6.50%, 2/01/32 ........................                861            877,879
   6.50%, 3/01/32 ........................                644            656,137
   6.50%, 4/01/32 ........................                333            339,503
   6.50%, 4/01/32 ........................              1,758          1,792,489
   6.50%, 4/01/32 ........................              2,515          2,563,847
   6.50%, 4/01/32 ........................                 35             35,610
   6.50%, 4/01/32 ........................              2,972          3,029,394
   6.50%, 5/01/32 ........................              7,306          7,447,348
   6.50%, 7/25/32 ........................              1,065          1,085,640
   7.00%, 1/01/32 ........................                763            790,226
   7.00%, 2/01/32 ........................              6,183          6,403,525
   7.00%, 4/01/32 ........................              1,362          1,414,226
   7.00%, 7/25/32 ........................                755            781,900
   7.50%, 11/01/29 .......................                750            787,346
   7.50%, 4/01/32 ........................              3,734          3,918,330
   7.50%, 4/01/32 ........................              1,999          2,098,065
   7.50%, 7/25/32 ........................                395            414,505
Government National
   Mortgage Association
   6.50%, 1/15/29 ........................              1,610          1,648,384
   6.50%, 3/15/29 ........................                 32             32,833
   6.50%, 12/15/30 .......................                509            520,493
   6.50%, 11/15/31 .......................              1,092          1,113,857
   6.50%, 1/15/32 ........................                369            375,912
   6.50%, 2/15/32 ........................                624            636,798
                                                                     -----------
                                                                      55,607,346
                                                                     -----------

U.S. TREASURY
   SECURITIES-21.5%
U.S. Treasury Bonds
   5.375%, 2/15/31 .......................              6,150          6,022,141
   6.625%, 2/15/27 .......................                300            336,843
U.S. Treasury Notes
   3.25%, 5/31/04 ........................              7,260          7,315,539
   3.625%, 7/15/02 .......................                112            112,333
   3.625%, 1/15/08 .......................              2,537          2,655,935
   4.375%, 5/15/07 .......................              3,515          3,563,331
   4.875%, 2/15/12 .......................              1,270          1,274,763
   5.75%, 10/31/02 .......................              7,450          7,549,458
                                                                     -----------
                                                                      28,830,343
                                                                     -----------

Total U.S. Government/Agency
   Obligations
   (cost $83,544,678) ....................                            84,437,689
                                                                     -----------

CORPORATE DEBT
   OBLIGATIONS-23.5%
AUTOMOTIVE-3.4%
Daimler-Chrysler NA Holding Corp.
   6.40%, 5/15/06 ........................                565            587,117
Ford Motor Co.
   7.45%, 7/16/31 ........................              1,485          1,386,218
Ford Motor Credit Co.
   6.50%, 1/25/07 ........................                675            676,275
   6.70%, 7/16/04 ........................                640            659,176
   7.25%, 10/25/11 .......................                100            100,648
General Motors Acceptance
   Corp.
   6.875%, 9/15/11 .......................                700            696,142
   8.00%, 11/01/31 .......................                455            466,683
                                                                     -----------
                                                                       4,572,259
                                                                     -----------

BANKING-5.5%
Abbey National Capital Trust I
   8.963%, 6/30/30 .......................                530            613,951
Bank One Corp.
   7.625%, 10/15/26 ......................                355            392,011
   7.875%, 8/01/10 .......................                350            397,658
Barclays Bank Plc
   8.55%, 6/15/11 (a) ....................                415            478,575
Chase Manhattan Corp.
   6.375%, 4/01/08 .......................                565            594,286
Citicorp
   6.375%, 11/15/08 ......................                625            659,437
Citigroup, Inc.
   7.25%, 10/01/10 .......................                905            986,627
Great Western Financial
   Trust II
   8.206%, 2/01/27 .......................                455            472,985
J.P. Morgan Chase & Co.
   6.75%, 2/01/11 ........................                945            981,093
Royal Bank of Scotland
   Group Plc
   7.648%, 9/30/31 .......................                360            377,696
Standard Chartered Bank
   8.00%, 5/30/31 (a) ....................                270            284,010
U.S. Bank NA
   6.375%, 8/01/11 .......................                505            525,582
Unicredito Italiano
   Capital Trust
   9.20%, 10/29/49 (a) ...................                575            671,081
                                                                     -----------
                                                                       7,434,992
                                                                     -----------

BROADCASTING/MEDIA-1.3%
AOL Time Warner, Inc.
   6.875%, 5/01/12 .......................                350            323,345
Time Warner Entertainment Co.
   8.375%, 3/15/23 .......................              1,105          1,102,619
   8.375%, 7/15/33 .......................                250            249,437
                                                                     -----------
                                                                       1,675,401
                                                                     -----------

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                     Principal
                                                       Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------

COMMUNICATIONS-2.5%
AT&T Corp.
   6.50%, 3/15/29 ...........................            $  640       $  442,933
   7.30%, 11/15/11 (a) ......................               700          582,086
Koninklijke (Royal) KPN NV
   8.00%, 10/01/10 ..........................               300          301,824
Sprint Capital Corp.
   7.625%, 1/30/11 ..........................               350          278,877
Verizon Wireless, Inc.
   2.286%, 12/17/03 (a) .....................             1,750        1,722,310
                                                                      ----------
                                                                       3,328,030
                                                                      ----------

COMMUNICATIONS -
   MOBILE-0.6%
AT&T Wireless Services, Inc.
   8.125%, 5/01/12 ..........................               360          294,110
   8.75%, 3/01/31 ...........................               690          534,259
                                                                      ----------
                                                                         828,369
                                                                      ----------

ENERGY-1.0%
Conoco Funding Co.
   5.45%, 10/15/06 ..........................               315          323,002
Conoco, Inc.
   6.95%, 4/15/29 ...........................               620          635,568
Devon Financing Corp.
   7.875%, 9/30/31 ..........................               370          395,732
                                                                      ----------
                                                                       1,354,302
                                                                      ----------

FINANCIAL-3.0%
General Electric Capital Corp.
   6.00%, 6/15/12 ...........................             1,245        1,252,458
Household Finance Corp.
   5.875%, 11/01/02 .........................             1,150        1,163,630
   6.50%, 11/15/08 ..........................               500          502,242
Morgan Stanley Dean
   Witter & Co.
   7.25%, 4/01/32 ...........................               300          306,708
National Rural Utilities
   Cooperative Finance Corp.
   7.25%, 3/01/12 ...........................               150          159,858
Washington Mutual
   Financial Corp.
   6.875%, 5/15/11 ..........................               620          652,084
                                                                      ----------
                                                                       4,036,980
                                                                      ----------

FOOD/BEVERAGE-1.6%
General Mills, Inc.
   6.00%, 2/15/12 ...........................               325          322,521
Kraft Foods, Inc.
   5.625%, 11/01/11 .........................               790          784,280
Pepsi Bottling Group, Inc.
   7.00%, 3/01/29 ...........................               700          747,221
Tyson Foods, Inc.
   8.25%, 10/01/11 ..........................               230          254,166
                                                                      ----------
                                                                       2,108,188
                                                                      ----------

HEALTHCARE-0.2%
Bristol-Myers Squibb Co.
   4.75%, 10/01/06 ..........................               240          240,853
                                                                      ----------

PAPER/PACKAGING-0.3%
Weyerhaeuser Co.
   6.75%, 3/15/12 (a) .......................               295          306,020
   7.375%, 3/15/32 (a) ......................               125          127,259
                                                                      ----------
                                                                         433,279
                                                                      ----------

PETROLEUM
   PRODUCTS-0.6%
Amerada Hess Corp.
   7.875%, 10/01/29 .........................               470          515,070
Devon Energy Corp.
   7.95%, 4/15/32 ...........................               220          237,357
                                                                      ----------
                                                                         752,427
                                                                      ----------

PUBLIC UTILITIES -
   ELECTRIC & GAS-1.8%
Cilcorp, Inc.
   9.375%, 10/15/29 .........................               325          372,609
FirstEnergy Corp.
   6.45%, 11/15/11 ..........................               330          321,060
KeySpan Corp.
   7.25%, 11/15/05 ..........................               290          313,845
Powergen U.S. Funding LLC
   4.50%, 10/15/04 ..........................               525          528,673
Progress Energy, Inc.
   7.75%, 3/01/31 ...........................               145          156,081
PSEG Energy Holdings, Inc.
   8.50%, 6/15/11 ...........................               535          500,287
TECO Energy, Inc.
   6.125%, 5/01/07 ..........................               265          273,273
                                                                      ----------
                                                                       2,465,828
                                                                      ----------

RETAIL-0.6%
Target Corp.
   5.875%, 3/01/12 ..........................               385          390,066
Wal-Mart Stores, Inc.
   6.875%, 8/10/09 ..........................               355          390,513
                                                                      ----------
                                                                         780,579
                                                                      ----------

SOVEREIGN-0.9%
Quebec Province
   7.50%, 9/15/29 ...........................               510          586,155
United Mexican States
   7.50%, 1/14/12 ...........................               635          627,062
                                                                      ----------
                                                                       1,213,217
                                                                      ----------

TECHNOLOGY-0.2%
Science Applications
   International Corp.
   6.25%, 7/01/12 (a) .......................               305          297,253
                                                                      ----------

Total Corporate Debt
   Obligations
   (cost $31,444,140) .......................                         31,521,957
                                                                      ----------

                                          Alliance Variable Products Series Fund
================================================================================

                                                    Principal
                                                      Amount
                                                      (000)        U.S. $ Value
-------------------------------------------------------------------------------

ASSET BACKED
   SECURITIES-4.8%
Citibank Credit Card
   Issuance Trust,
   Series 2000-A3
   6.875%, 11/16/09 ...................              $ 1,995      $   2,134,011
Citibank Credit Card
   Issuance Trust,
   Series 2001-A6
   5.65%, 6/16/08 .....................                  860            900,606
Discover Card
   Master Trust I
   Series 2000-9A
   6.35%, 7/15/08 .....................                  560            599,629
Fleet Credit Card
   Master Trust II
   Series 2001-B
   5.60%, 12/15/08 ....................                  700            730,870
MBNA Credit Card
   Master Note Trust
   Series 2001-A1
   5.75%, 10/15/08 ....................                1,970          2,065,604
                                                                  -------------
   (cost $6,218,495) ..................                               6,430,720
                                                                  -------------

COMMERCIAL MORTGAGE-
   BACKED SECURITIES-4.0%
Commercial Mortgage Asset
   Trust Series 1999-C1,
   Class A3
   6.64%, 9/17/10 .....................                1,095          1,177,782
GE Capital Commercial
   Mortgage Corp.
   Series 2002-1A, Class A2
   5.994%, 12/10/35 ...................                  585            606,060
Morgan Stanley Dean Witter
   Capital I
   Series 2002-TOP7,
   Class A2
   5.98%, 1/15/39 .....................                1,150          1,173,357
Morgan Stanley Dean Witter
   Capital I
   Series 2002-HQ,
   Class A3
   6.51%, 4/15/34 .....................                1,145          1,211,357
Nomura Asset Securities Corp.
   Series 1998-D6, Class A1B
   6.59%, 3/15/30 .....................                1,070          1,151,320
                                                                  -------------
   (cost $5,130,600) ..................                               5,319,876
                                                                  -------------

SHORT-TERM
   INVESTMENTS-12.5%
U.S. TREASURY
   SECURITIES-2.6%
U.S. Treasury Bills
   1.81%, 11/29/02 ....................                2,370          2,352,007
   1.83%, 11/29/02 ....................                1,180          1,170,943
                                                                  -------------
                                                                      3,522,950
                                                                  -------------

TIME DEPOSIT-9.9%
State Street Euro Dollar
   1.25%, 7/01/02 .....................               13,284         13,284,000
                                                                  -------------

Total Short-Term Investments
   (amortized cost
   $16,806,950) .......................                              16,806,950
                                                                  -------------

TOTAL INVESTMENTS-107.7%
   (cost $143,144,863) ................                             144,517,192
Other assets less
   liabilities-(7.7%) .................                             (10,324,516)
                                                                  -------------

NET ASSETS-100% .......................                           $ 134,192,676
                                                                  =============

--------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 2002, the aggregate market value of these securities amounted to $4,468,594 or 3.3% of net assets.

      See Notes to Financial Statements.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $143,144,863) ..     $ 144,517,192
   Cash .....................................................               695
   Interest receivable ......................................         1,222,836
   Receivable for investment securities sold ................           849,545
                                                                  -------------
   Total assets .............................................       146,590,268
                                                                  -------------
LIABILITIES
   Payable for investment securities purchased ..............        12,188,108
   Advisory fee payable .....................................            64,485
   Accrued expenses .........................................           144,999
                                                                  -------------
   Total liabilities ........................................        12,397,592
                                                                  -------------
NET ASSETS ..................................................     $ 134,192,676
                                                                  =============
COMPOSITION OF NET ASSETS
   Capital stock, at par ....................................     $      11,346
   Additional paid-in capital ...............................       132,332,349
   Undistributed net investment income ......................         2,771,736
   Accumulated net realized loss on investments .............        (2,295,084)
   Net unrealized appreciation of investments ...............         1,372,329
                                                                  -------------
                                                                  $ 134,192,676
                                                                  =============
Class A Shares
   Net assets ...............................................     $ 126,996,354
                                                                  =============
   Shares of capital stock outstanding ......................        10,735,250
                                                                  =============
   Net asset value per share ................................     $       11.83
                                                                  =============
Class B Shares
   Net assets ...............................................     $   7,196,322
                                                                  =============
   Shares of capital stock outstanding ......................           611,096
                                                                  =============
   Net asset value per share ................................     $       11.78
                                                                  =============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002
(unaudited)                               Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Interest .................................................................        $ 3,190,377
                                                                                     -----------
EXPENSES
   Advisory fee .............................................................            362,192
   Distribution fee-Class B .................................................              8,760
   Custodian ................................................................             52,671
   Administrative ...........................................................             36,019
   Audit and legal ..........................................................             30,477
   Printing .................................................................             24,978
   Directors' fees ..........................................................              1,448
   Transfer agency ..........................................................                474
   Miscellaneous ............................................................              4,887
                                                                                     -----------
   Total expenses ...........................................................            521,906
                                                                                     -----------
   Net investment income ....................................................          2,668,471
                                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investment transactions .............................           (649,656)
   Net change in unrealized appreciation/depreciation of investments ........            131,374
                                                                                     -----------
   Net loss on investments ..................................................           (518,282)
                                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................................        $ 2,150,189
                                                                                     ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                                           Six Months Ended      Year Ended
                                                                                             June 30, 2002      December 31,
                                                                                              (unaudited)           2001
                                                                                           ================     =============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .........................................................           $   2,668,471      $   3,934,544
   Net realized gain (loss) on investments .......................................                (649,656)         2,253,982
   Net change in unrealized appreciation/depreciation of investments .............                 131,374           (565,201)
                                                                                             -------------      -------------
   Net increase in net assets from operations ....................................               2,150,189          5,623,325
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income
     Class A .....................................................................              (3,720,955)        (3,237,848)
     Class B .....................................................................                (206,001)          (225,880)
CAPITAL STOCK TRANSACTIONS
   Net increase ..................................................................              24,303,672         47,709,135
                                                                                             -------------      -------------
   Total increase ................................................................              22,526,905         49,868,732
NET ASSETS
   Beginning of period ...........................................................             111,665,771         61,797,039
                                                                                             -------------      -------------
   End of period (including undistributed net investment income of
     $2,771,736 and $4,030,221, respectively) ....................................           $ 134,192,676      $ 111,665,771
                                                                                             =============      =============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The U.S. Government/High Grade Securities Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek high current income consistent with preservation of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .60% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $36,019 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002 there were no such waivers or reimbursements.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2002.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations ..........................              $ 18,516,922
U.S. government and agencies .........................               216,062,202

Sales:
Stocks and debt obligations ..........................              $ 22,138,701
U.S. government and agencies .........................               176,770,081

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation ........................              $ 2,214,720
Gross unrealized depreciation ........................                 (842,391)
                                                                    -----------
Net unrealized appreciation ..........................              $ 1,372,329
                                                                    ===========

Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2002.

--------------------------------------------------------------------------------

NOTE E: Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                     2001                2000
                                                  ==========          ==========

Distributions paid from:
   Ordinary income .....................          $3,463,728          $3,398,012
                                                  ----------          ----------
Total taxable distributions ............           3,463,728           3,398,012
                                                  ----------          ----------
Total distributions paid ...............          $3,463,728          $3,398,012
                                                  ==========          ==========

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ........................           $ 4,113,574
                                                                 -----------
Accumulated earnings .................................             4,113,574
Accumulated capital and other losses .................            (1,470,902)(a)
Unrealized appreciation/(depreciation) ...............               983,076 (b)
                                                                 -----------
Total accumulated earnings/(deficit) .................           $ 3,625,748
                                                                 ===========

(a) On December 31, 2001, the Portfolio had a net capital loss carryforward of $1,470,902 of which $82,323 expires in the year 2006, $192,618 expires in the year 2007 and $1,195,961 expires in the year 2008. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Brinson Series Trust High Grade Fixed Income Portfolio, may apply.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.

--------------------------------------------------------------------------------

NOTE F: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/PaineWebber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2002, the Portfolio had no securities on loan. For the six months ended June 30, 2002, the Portfolio received no fee income from securities lending transactions.

--------------------------------------------------------------------------------

NOTE G: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows.

                                            ----------------------------------    ------------------------------------
                                                           SHARES                                AMOUNT
                                            ----------------------------------    ------------------------------------
                                            Six Months Ended       Year Ended     Six Months Ended         Year Ended
                                              June 30, 2002       December 31,      June 30, 2002         December 31,
                                                (unaudited)          2001            (unaudited)              2001
                                            ================      ============    =================       ============
Class A
Shares sold ..........................          2,408,453          4,442,708         $ 29,119,243         $ 52,882,233
Shares issued in connection with
   acquisition of Brinson Series Trust
   High Grade Portfolio ..............                 -0-           164,778                   -0-           1,996,044
Shares issued in connection with
   acquisition of Brinson Series Trust
   Strategic Fixed Income Portfolio ..            214,442                 -0-           2,308,502                   -0-
Shares issued in reinvestment of
   dividends .........................            314,536            280,819            3,720,954            3,237,848
Shares redeemed ......................           (922,034)        (1,147,890)         (11,106,740)         (13,699,659)
                                               ----------         ----------         ------------         ------------
Net increase .........................          2,015,397          3,740,415         $ 24,041,959         $ 44,416,466
                                               ==========         ==========         ============         ============
Class B
Shares sold ..........................            118,229            476,668         $  1,412,861         $  5,646,452
Shares issued in reinvestment of
   dividends .........................             17,487             19,659              206,001              225,880
Shares redeemed ......................           (113,541)          (218,947)          (1,357,149)          (2,579,663)
                                               ----------         ----------         ------------         ------------
Net increase .........................             22,175            277,380         $    261,713         $  3,292,669
                                               ==========         ==========         ============         ============

                                          Alliance Variable Products Series Fund
================================================================================

NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE I: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.

--------------------------------------------------------------------------------

NOTE J: Acquisition of Brinson Series Trust High Grade Portfolio

On October 26, 2001, the Portfolio acquired all of the assets and liabilities of the Brinson Series Trust High Grade Portfolio pursuant to a plan of reorganization approved by the shareholders of Brinson Series Trust High Grade Portfolio on March 1, 2001. The acquisition was accomplished by a tax-free exchange of 164,778 shares of the Portfolio for 229,628 shares of Brinson Series Trust High Grade Portfolio on October 26, 2001. The aggregate net assets of the Portfolio and Brinson Series Trust High Grade Portfolio immediately before the acquisition were $104,271,650 and $1,996,044 (including $70,905 net unrealized appreciation of investments), respectively. Immediately after the acquisition, the combined net assets of the Portfolio amounted to $106,267,694.

--------------------------------------------------------------------------------

NOTE K: Acquisition of Brinson Series Trust Strategic Fixed Income Portfolio

On April 5, 2002, the Portfolio acquired all of the assets and liabilities of the Brinson Series Trust Strategic Fixed Income Portfolio pursuant to a plan of reorganization approved by the shareholders of Brinson Series Trust Strategic Fixed Income Portfolio on February 25, 2002. The acquisition was accomplished by a tax-free exchange of 214,442 shares of the Portfolio for 247,070 shares of Brinson Series Trust Strategic Fixed Income Portfolio on April 5, 2002. The aggregate net assets of the Portfolio and Brinson Series Trust Strategic Fixed Income Portfolio immediately before the acquisition were $120,888,612 and $2,581,245 (including $136,372 net unrealized appreciation of investments), respectively. Immediately after the acquisition, the combined net assets of the Portfolio amounted to $123,469,857.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                            -------------------------------------------------------------------------------
                                                                                CLASS A
                                            -------------------------------------------------------------------------------
                                             Six Months
                                                Ended                               Year Ended December 31,
                                            June 30, 2002          ========================================================
                                             (unaudited)            2001(a)      2000       1999        1998         1997
                                            =============          ========     =======    =======    =======       =======
Net asset value, beginning of period ..       $  12.00             $  11.68     $ 11.18    $ 12.27    $ 11.93       $ 11.52
                                              --------             --------     -------    -------    -------       -------
Income From Investment Operations
Net investment income (b) .............            .26                  .57         .67        .64        .63(c)        .68(c)
Net realized and unrealized gain (loss)
   on investment transactions .........           (.06)                 .33         .52       (.94)       .32           .29
                                              --------             --------     -------    -------    -------       -------
Net increase (decrease) in net asset
   value from operations ..............            .20                  .90        1.19       (.30)       .95           .97
                                              --------             --------     -------    -------    -------       -------
Less: Dividends and Distributions
Dividends from net investment income ..           (.37)                (.58)       (.69)      (.49)      (.55)         (.54)
Distributions from net realized gain
   on investments .....................             -0-                  -0-         -0-      (.30)      (.06)         (.02)
                                              --------             --------     -------    -------    -------       -------
Total dividends and distributions .....           (.37)                (.58)       (.69)      (.79)      (.61)         (.56)
                                              --------             --------     -------    -------    -------       -------
Net asset value, end of period ........       $  11.83             $  12.00     $ 11.68    $ 11.18    $ 12.27       $ 11.93
                                              ========             ========     =======    =======    =======       =======
Total Return
Total investment return based on net
   asset value (d) ....................           1.68%                7.88%      11.08%     (2.45)%     8.22%         8.68%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ....................       $126,997             $104,635     $58,170    $60,504    $58,418       $36,198
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ...................            .85%(e)              .89%        .95%       .86%       .78%          .84%
   Expenses, before waivers and
     reimbursements ...................            .85%(e)              .89%        .95%       .86%       .91%          .84%
   Net investment income ..............           4.43%(e)             4.86%       5.95%      5.51%      5.24%(c)      5.89%(c)
Portfolio turnover rate ...............            173%                 259%        236%       172%       235%          114%

--------------------------------------------------------------------------------

See footnote summary on page 13.

                                          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    -------------------------------------------------------------
                                                                                                  CLASS B
                                                                    -------------------------------------------------------------
                                                                     Six Months                                         June 2,
                                                                        Ended             Year Ended December 31,    1999 (f) to
                                                                    June 30, 2002       ========================     December 31,
                                                                     (unaudited)          2001(a)         2000           1999
                                                                      =========         =========      =========      =========
Net asset value, beginning of period .............................    $   11.94         $   11.64      $   11.16      $   11.13
                                                                      ---------         ---------      ---------      ---------
Income From Investment Operations
Net investment income (b) ........................................          .25               .55            .63            .33
Net realized and unrealized gain (loss) on investment transactions         (.06)              .31            .53           (.30)
                                                                      ---------         ---------      ---------      ---------
Net increase in net asset value from operations ..................          .19               .86           1.16            .03
                                                                      ---------         ---------      ---------      ---------
Less: Dividends
Dividends from net investment income .............................         (.35)             (.56)          (.68)            -0-
                                                                      ---------         ---------      ---------      ---------
Net asset value, end of period ...................................    $   11.78         $   11.94      $   11.64      $   11.16
                                                                      =========         =========      =========      =========
Total Return
Total investment return based on net asset value (d) .............         1.58%             7.60%         10.84%           .27%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ........................    $   7,196         $   7,031      $   3,627      $   1,438
Ratio to average net assets of:
   Expenses ......................................................         1.10%(e)          1.14%          1.20%          1.15%(e)
   Net investment income .........................................         4.19%(e)          4.61%          5.67%          5.48%(e)
Portfolio turnover rate ..........................................          173%              259%           236%           172%

--------------------------------------------------------------------------------

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. For the year ended December 31, 2001, the effect of this change to Class A and Class B shares was to decrease net investment income per share by $.03 and $.03, increase net realized and unrealized gain on investments per share by $.03 and $.03, and decrease the ratio of net investment income to average net assets from 5.11% to 4.86% and 4.86% to 4.61%, respectively. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)   Based on average shares outstanding.

(c)   Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

(f)   Commencement of distribution.

U.S GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO                      Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.
                                       14
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